Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2025
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Cook & Bynum Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of The Cook & Bynum Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2024, the portfolio turnover rate for The Cook & Bynum Fund (the “Predecessor Fund”) was 2% of the average value of its portfolio. The Predecessor Fund’s portfolio turnover rate was 4% and 0% for the fiscal years ended September 30, 2023 and September 30, 2022, respectively.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s first fiscal year and have been adjusted from amounts incurred during The Cook & Bynum Fund’s most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940, and thus invests its assets in a smaller number of securities than many other funds.

The Adviser’s iterative investment process is built around four core criteria and is designed to challenge past or popular assumptions, refine investment conclusions, and mitigate psychological misjudgments (e.g. loss aversion, recency bias, availability bias, and confirmation bias) in identifying individual security selection choices:

1)	Circle of Competence

The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding investment mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to perform fundamental research when evaluating an investment idea and its decision to invest in a security. Examples of the Adviser’s limitations of knowledge as concerns evaluating a potential investment idea may include the lack of access to reliable financial statements with respect to the business, the inability to understand a customer’s decision as concerns purchasing goods or services from the business, and inability to quantify the business’s legal liability and potential for losses affecting its financial prospects. The Adviser aims to grow its circle of competence over time through rigorous and comprehensive investment research with respect to businesses in which the Fund may invest, yet the limits of its circle of competence may also change over time due to technological, competitive, social, political, or other developments affecting an industry or particular business. The Adviser deems a business, industry, or geography within its circle of competence if it believes it understands and can reliably predict its financial prospects.

2)	Business

The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield above average returns on equity over many decades as compared to its industry peers. A competitive advantage is a characteristic of a business that allows it to outcompete its peers. A business with a competitive advantage typically earns positive free cash flow or economic profit, which are made predictable by the existence of the competitive advantage that impedes a competitor from taking market share. The presence of a large competitive advantage or many competitive advantages is commonly referred to as an economic “moat”: without a “moat,” a company’s results are difficult to effectively forecast.

3)	People

The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. The Adviser typically evaluates management teams and their traits by building relationships with them and studying their history. Other important markers for management teams include a commitment to excellence in managing the business compared to its industry peers, consistency, a shareholder-friendly capital allocation framework designed to build long-term value per share, and conservative accounting practices. Conservative accounting practices can be identified by forensic accounting and do not use aggressive assumptions to distort the economic reality of the business.

4)	Price

After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these owner earnings into present value dollars to determine intrinsic value. Owner earnings is the amount of cash that an owner of the business could expect to receive from the company over its lifetime. The Fund will invest in a company’s stock only if it is trading at a large discount to the Adviser’s conservative estimate of its intrinsic value. The Fund targets securities for potential purchase that trade at about half of their intrinsic value. As determined by the Adviser, securities that do not continue to meet its price criteria may be sold by the Fund.

The Fund’s portfolio is deliberately focused in the Adviser’s best, most-informed investment ideas. The Adviser’s best investment ideas are those securities that trade at the largest discount to intrinsic value as estimated by the Adviser and the most-informed investment ideas are those where the Adviser has the most confidence in the financial performance of the business over time. This focus means the Fund’s portfolio is markedly different from any benchmarks which typically have hundreds or thousands of security positions. The Fund currently holds a significant amount of its assets in the Breweries Industry and Soft Drink Bottling and Distribution Industry, as a result of market movements. Market Movements may include changes in the value of either securities in focused industries or other portfolio securities among other things, and industry weights have risen above 25% of the Fund’s assets. The Fund does not have a policy to concentrate its investments in these industries, or any other industry or group of industries, for purposes of the 1940 Act. That is, at the time of purchase, the Fund does not invest more than 25% of its assets in these industries.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks, preferred stocks, and sponsored and unsponsored depositary receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities including those from emerging markets. While the Fund is expected to invest in a select few global public equities, the Fund may also hold up to 60% of its assets in foreign debt from time to time based on the Adviser’s assessment and availability of foreign debt obligations. The attractiveness of foreign debt is based on the offered interest rate and creditworthiness of the issuing entities. Investments in foreign debt of a company would be considered an investment in a single industry for concentration purposes. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds (which are considered to be speculative investments), may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund can invest up to 35% of its assets in special situation investments.

The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing investment ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that trade at large discounts to the Adviser’s estimate of intrinsic value. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.

The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. These events or shifts may remove the investment from the Adviser’s circle of competence and stem from technological, competitive, social, political, or other developments. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Predecessor Fund reorganized into the Fund on October 4, 2024, which resulted in the acquisition of the Predecessor Fund by the Fund.

The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart below shows the Predecessor Fund’s year to year performance for each calendar year ended December 31. The table shows how the Predecessor Fund’s average annual total returns for 1, 5, and 10 years and since inception compare with those of a broad-based securities market index, the MSCI All Country World Net Total Return Index (“MSCI ACWI Net Index”). The MSCI ACWI Net Index is a free float-adjusted market capitalization index and is shown to compare the Predecessor Fund’s performance to the global equity market performance among developed and developing markets. Most global indices are free float-adjusted market capitalization weighted, which reduces the weight of closely held companies with low market float in the indices and improves their ability to track the accessible market. The average annual total returns for the MSCI ACWI presume the reinvestment of all dividends. The Predecessor Fund was managed with the same investment objective, and investment policies and restrictions that were substantially similar to those of the Fund. The Fund’s principal strategies are substantially similar to the strategies of the Predecessor Fund over the performance period shown. Cook & Bynum Capital Management, LLC has served as the Fund's investment adviser since its inception in 2009. Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com/cobyx or by calling the Fund’s toll-free number at 1-877-839-COBY (2629).

The Predecessor Fund commenced operations on July 1, 2009.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Predecessor Fund’s year to year performance for each calendar year ended December 31. The table shows how the Predecessor Fund’s average annual total returns for 1, 5, and 10 years and since inception compare with those of a broad-based securities market index, the MSCI All Country World Net Total Return Index (“MSCI ACWI Net Index”).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-839-COBY (2629)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cookandbynum.com/cobyx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (For each year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 21.33% (quarter ending December 31, 2022) and the lowest return for a quarter was -24.61% (quarter ending March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates, but do not reflect the impact of applicable U.S., state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates, but do not reflect the impact of applicable U.S., state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The Cook & Bynum Fund | General Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	General Risk: There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.

The Cook & Bynum Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.
The Cook & Bynum Fund | Foreign (Non-U.S.) Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Foreign (Non-U.S.) Securities Risk: Investments in foreign securities, including sponsored and unsponsored depositary receipts, carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.” The Fund may invest in American Depository Receipts (“ADRs”) which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country; European Depository Receipts (“EDRs”) which are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country; and Global Depository Receipts (“GDRs”) which are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Investing in ADRs, EDRs, and GDRs presents risks that may be greater than the risks inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. Dollars. ADRs, EDRs, and GDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, and GDRs are subject to certain risks. They are offered by companies which do not meet either the reporting or accounting standards of the United States, and there may be less publicly available information about unsponsored depositary receipts than for public companies in the United States. Unsponsored depositary receipts may be less liquid. The Fund may be subject to a greater risk of loss with investments in unsponsored depositary receipts.

The Cook & Bynum Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures, and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

The Cook & Bynum Fund | Foreign Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Sovereign Debt Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. The Fund does not expect to invest more than 25% of its net assets in sovereign debt obligations either directly or indirectly.

The Cook & Bynum Fund | Fixed-Income Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Fixed-Income Foreign Investment Risk. Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market, or economic developments. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

The Cook & Bynum Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods. Foreign and domestic economic and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these events and other factors may adversely affect the prices and liquidity of the Fund’s portfolio securities, and the Fund’s performance.

The Cook & Bynum Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

The Cook & Bynum Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Non-Diversified Portfolio Risk: The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

The Cook & Bynum Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

The Cook & Bynum Fund | Regulatory Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Regulatory Change Risk. The Adviser has, with respect to the Fund, filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and therefore the Adviser is not subject to registration or regulation as a pool operator under the CEA. If, in the future, the Adviser is required to be registered as a commodity pool operator with respect to the Fund and comply with Commodity Futures Trading Commission regulations, compliance with such requirements would likely increase the costs associated with an investment in the Fund.

The Cook & Bynum Fund | Smaller Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product or service focus and be less well known to the investment community, resulting in more volatile share price movements and a lack of market liquidity. Smaller capitalization companies in which the Fund may invest have a market capitalization of below $2 billion.

The Cook & Bynum Fund | U.S. Government Obligations Risk. [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies, or government sponsored entities. If the U.S. Treasury, a U.S. Government agency, or a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of the Fund will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and they are still subject to interest rate and market risk.

The Cook & Bynum Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Interest Rate Risk: The debt securities in which the Fund invests are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the Fund. Changes in interest rates may have an adverse financial impact on the debt securities in which the Fund invests and may adversely affect the Fund’s returns.

The Cook & Bynum Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Credit Risk: The debt securities in which the Fund invests and preferred stock investments are subject to credit risk. The value of these instruments are likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

The Cook & Bynum Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Preferred Stock Risk: The Fund’s investments in preferred stocks are subject to the risk that a fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stocks may also have a variable interest rate, subjecting them to interest rate risk. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

The Cook & Bynum Fund | High Yield or “Junk” Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	High Yield or “Junk” Security Risk: Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. Junk bonds are considered to be speculative investments.

The Cook & Bynum Fund | Special Situations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.

The Cook & Bynum Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Large Shareholder Risk. From time to time, certain shareholders may own or control a significant percentage of the Fund’s shares. A full or partial redemption by shareholders who own or control a significant percentage of the Fund’s shares may adversely affect the Fund’s performance, liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

The Cook & Bynum Fund | Risks of Investing in a Managed Fund [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Risks of Investing in a Managed Fund: The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

The Cook & Bynum Fund | Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry: The Fund is subject to the following risks:

The Cook & Bynum Fund | Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Industry Risk. The Fund does not have a policy to concentrate, that is, invest more than 25% of its assets in any industry or group of industries at the time of investment. However, the Fund may focus its investments in the securities of issuers in a particular industry or industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries.

The Cook & Bynum Fund | Risks of the Breweries Industry and Soft Drink Bottling and Distribution Industry [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Risks of the Breweries Industry and Soft Drink Bottling and Distribution Industry. Although the Fund may have more than 25% of its assets invested in securities in the Breweries Industry and Soft Drink Bottling and Distribution Industry, this is a result of market movements, including changes in the value of either securities in focused industries or other portfolio securities, and accordingly industry weights of the Fund’s investment in such industries may rise above 25% of the Fund’s assets. In such cases, however the excess of the Fund’s investments in such industry above 25% of the Fund’s assets need not be sold if there are no additional purchases with respect to securities of issuers in these industries. As of September 30, 2024, the securities of issuers in the Soft Drink Bottling and Distribution industry comprised 33.4% of the Fund’s net assets and Breweries industry comprised 14.7% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.

The Cook & Bynum Fund | Short-Term Treasury and Cash Holdings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Short-Term Treasury and Cash Holdings Risk. The Fund’s investments in cash and equivalents, including, but not limited to, short-term U.S. Government securities such as U.S. Treasury securities, are subject to the risk that the Fund’s performance may be adversely affected by general market advances during periods when the Fund is holding a large cash or cash equivalent positions.

The Cook & Bynum Fund | Illiquid Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Illiquid Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing the Fund from selling these securities at an advantageous price. Illiquid securities may present a greater risk of loss than other types of securities. Low trading volume, lack of a market maker, market closure, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities at desirable prices.

The Cook & Bynum Fund | MSCI ACWI Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	10.05%
10 Years	rr_AverageAnnualReturnYear10	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund | The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COBYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,257
Annual Return 2015	rr_AnnualReturn2015	(3.47%)
Annual Return 2016	rr_AnnualReturn2016	3.19%
Annual Return 2017	rr_AnnualReturn2017	15.13%
Annual Return 2018	rr_AnnualReturn2018	(13.41%)
Annual Return 2019	rr_AnnualReturn2019	9.40%
Annual Return 2020	rr_AnnualReturn2020	(10.98%)
Annual Return 2021	rr_AnnualReturn2021	9.04%
Annual Return 2022	rr_AnnualReturn2022	9.29%
Annual Return 2023	rr_AnnualReturn2023	16.73%
Annual Return 2024	rr_AnnualReturn2024	(9.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund | The Cook & Bynum Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.56%)
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund | The Cook & Bynum Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009

[1]	Other Expenses are estimated for the Fund’s first fiscal year and have been adjusted from amounts incurred during The Cook & Bynum Fund’s most recent fiscal year. The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust, is the predecessor to the Fund.
[2]	Pursuant to an agreement between the Fund and Cook & Bynum Capital Management, LLC (the “Adviser”), to the extent that the aggregate expenses incurred by the Fund, including but not limited to investment advisory fees of the Adviser (but excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 1.49% of the Fund’s daily net assets are the liability of the Adviser. This agreement is in effect through February 1, 2026, and thereafter is reevaluated on an annual basis. The Trust’s Board of Trustees and the Adviser may terminate or modify the agreement prior to February 1, 2026, only by mutual written consent. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three-years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.